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                                                  [HARTFORD LOGO]

November 7, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attn: Division of Investment Management

Re: Hartford Life Insurance Company
    Separate Account Three ("Registrant")
    File No. 333-136543
    Pre-Effective Amendment No. 1

Dear Mr. Kosoff:

In accordance with our discussions on October 23, 2006, presented below please find your inquiries and comments (marked in italics) and our responses.

1. GENERAL COMMENTS

       a. PLEASE EXPLAIN SUPPLEMENTALLY WHY THE HARTFORD IS RE-REGISTERING THIS REGISTRATION STATEMENT AS A DIFFERENT SEPARATE ACCOUNT.

          FOR CONSISTENCY WITH OTHER PRODUCT LINES IN HARTFORD SEPARATE ACCOUNTS, WE DECIDED TO REGISTER THESE PRODUCTS IN SEPARATE ACCOUNT THREE.

       b. PLEASE CONFIRM SUPPLEMENTALLY THAT NO INTERESTS UNDER THESE CONTRACTS HAVE BEEN ISSUED TO THE PUBLIC.

          WE RESPECTFULLY CONFIRM THAT NO INTERESTS UNDER THESE CONTRACTS HAVE BEEN ISSUED TO THE PUBLIC.

       c. PLEASE SUPPLEMENTALLY EXPLAIN WHY YOU INTEND TO WITHDRAW THE JULY 31 FILING FROM SEPARATE ACCOUNT TEN.

          WE DO NOT INTEND SEPARATE ACCOUNT TEN TO BE THE REGISTRANT FOR THESE PRODUCTS AND WILL WITHDRAW THE JULY 31 FILINGS TO THAT EFFECT.

2. ANNUAL FUND OPERATING EXPENSES (PAGE 8)

       a. WITH REGARD TO FOOTNOTE 1, PLEASE INCLUDE THE EXPIRATION DATE OF THE FEE WAIVER. PLEASE NOTE, IF THE EXPIRATION DATE IS WITHIN ONE YEAR OF THE EFFECTIVENESS DATE OF THIS REGISTRATION STATEMENT, THE WAIVER CANNOT BE REFLECTED IN THE FEE TABLE.

          THE EXPIRATION DATE OF THE FEE WAIVER FOR THE ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY PORTFOLIO IS DECEMBER 31, 2006. THEREFORE, WE HAVE REMOVED THE WAIVER FROM THE TABLE FOR THIS PORTFOLIO. THE EXPIRATION DATE OF THE FEE WAIVER FOR THE ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH PORTFOLIO IS MAY 1, 2007. THEREFORE, WE HAVE REVISED THE FOOTNOTE TO REFLECT THE EXPIRATION DATE OF THIS WAIVER.

       b. WITH REGARD TO FOOTNOTE 2, THIS ONE TIME WAIVER SHOULD NOT BE REFLECTED IN THE FEE TABLE.

          WE HAVE REMOVED THIS WAIVER FROM THE FEE TABLE.

       c.   FOOTNOTE 14 SHOULD NOT BE REFLECTED IN THE FEE TABLE.

          WE HAVE REMOVED THIS WAIVER FROM THE FEE TABLE.

3. THE SEPARATE ACCOUNT (PAGE 13)

     PLEASE REMOVE THE REFERENCE TO SEPARATE ACCOUNT TEN.

          ALL REFERENCES TO SEPARATE ACCOUNT TEN HAVE BEEN REMOVED.

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4. STATE VARIATIONS (PAGE 67)

     PLEASE CLEARLY STATE, EITHER IN THIS SECTION OR AT THE BEGINNING OF THE PROSPECTUS, THAT THE CONTRACT OFFERED UNDER THIS REGISTRATION STATEMENT IS ALSO KNOWN AS A "CORE CONTRACT".

          THE CONTRACT OFFERED UNDER THIS REGISTRATION STATEMENT IS A CORE CONTRACT AS DEFINED IN APPENDIX A, "PRODUCT COMPARISON INFORMATION." WE HAVE CLEARLY STATED THAT THIS CONTRACT IS A CORE CONTRACT ON PAGE 1 OF THE PROSPECTUS.

5. POWER OF ATTORNEY (PART C)

     PLEASE PROVIDE A POWER OF ATTORNEY THAT RELATES SPECIFICALLY TO THIS NEW REGISTRATION STATEMENT AS REQUIRED BY RULE 483(B) OF THE 1933 ACT. THIS MEANS THAT EACH POWER OF ATTORNEY MUST EITHER (A) SPECIFICALLY LIST THE '33 ACT REGISTRATION NUMBER OF THE INITIAL FILING, OR (B) SPECIFICALLY NAME THE CONTRACT OR FUND WHOSE PROSPECTUS AND/OR SAT IS BEING REGISTERED.

          WE HAVE AMENDED THE POWER OF ATTORNEY TO INCLUDE SPECIFIC REFERENCE TO THESE REGISTRATION STATEMENTS.

6. FINANCIAL STATEMENTS, EXHIBITS, AND OTHER INFORMATION

     PLEASE CONFIRM THAT THE FINANCIAL STATEMENTS AND EXHIBITS WILL BE FILED BY A PRE-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT.

          WE RESPECTFULLY CONFIRM THAT THE FINANCIAL STATEMENTS AND EXHIBITS ARE BEING FILED BY THIS PRE-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT.

7. TANDY REPRESENTATION

          WE HEREBY ACKNOWLEDGE THAT THE STAFF OF THE COMMISSION HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS AND RELATED STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE REFERENCED REGISTRATION STATEMENTS.

          WE ACKNOWLEDGE THAT THE REVIEW OF THE FILING BY THE STAFF OF THE COMMISSION DOES NOT RELIEVE THE REGISTRANT OF ITS FULL RESPONSIBILITY FOR THE ADEQUACY AND ACCURACY OF THE DISCLOSURE OF THIS FILING NOR DOES IT FORECLOSE THE COMMISSION FROM TAKING ANY ACTION WITH RESPECT TO THE FILING.

          FURTHER, WE ACKNOWLEDGE THAT THE REGISTRANT MAY NOT ASSERT AS A DEFENSE IN ANY PROCEEDING INITIATED BY THE COMMISSION OR ANY PERSON UNDER FEDERAL SECURITIES LAW THAT THE STAFF OF THE COMMISSION REVIEWED THE FILING AND PROVIDED COMMENTS TO THE REGISTRANT OR THAT THE FILING BECAME AUTOMATICALLY EFFECTIVE THEREAFTER.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-6320.

Very truly yours,

/s/ John F. Kennedy

John F. Kennedy
Associate Counsel